ANNUAL REPORT
DECEMBER 31, 1998







                           THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE






[Travelers Life & Annuity LOGO]

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998





                       STATEMENT OF ASSETS AND LIABILITIES
                                    DECEMBER 31, 1998



ASSETS:
Investments in eligible funds at market value:
American Odyssey Funds, Inc, 32,132 shares (cost $465,733)                              $ 474,479
Capital Appreciation Fund, 175,485 shares (cost $8,146,283)                            12,764,814
Dreyfus Stock Index Fund, 189,204 shares (cost $4,970,776)                              6,152,928
Fidelity's Variable Insurance Products Fund, 1,006,012 shares (cost $21,774,158)       26,352,825
Fidelity's Variable Insurance Products Fund II, 303,586 shares (cost $4,775,665)        5,513,114
Greenwich Street Series Fund, 59,798 shares (cost $979,615)                             1,049,447
High Yield Bond Trust, 21,748 shares (cost $202,284)                                      214,220
Managed Assets Trust, 131,393 shares (cost $2,168,075)                                  2,626,536
Money Market Portfolio, 2,934,461 shares (cost $2,934,461)                              2,934,461
Templeton Variable Products Series Fund, 651,109 shares (cost $13,358,259)             13,393,279
The Travelers Series Trust, 509,501 shares (cost $5,701,816)                            5,867,480
Travelers Series Fund Inc, 526,822 shares (cost $8,529,771)                            10,158,229
                                                                                      -----------

Total Investments (cost $74,006,896)                                                                          $ 87,501,812

Receivables:
Dividends                                                                                                          395,856
Premium payments and transfers from other Travelers accounts                                                        94,601
Other assets                                                                                                           842
                                                                                                              ------------

Total Assets                                                                                                    87,993,111
                                                                                                              ------------


LIABILITIES:
Payables:
Contract surrenders and transfers to other Travelers accounts                                                       12,953
Insurance charges                                                                                                   13,506
Administrative charges                                                                                               1,036
                                                                                                              ------------

Total Liabilities                                                                                                   27,495
                                                                                                              ------------

NET ASSETS:                                                                                                   $ 87,965,616
                                                                                                              ============



                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998



INVESTMENT INCOME:
Dividends                                                                                                        $ 5,453,417

EXPENSES:
Insurance charges                                                                          $   530,563
Administrative charges                                                                          38,285
                                                                                           -----------

Total expenses                                                                                                       568,848
                                                                                                                 -----------

Net investment income                                                                                              4,884,569
                                                                                                                 -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold                                                              20,652,837
Cost of investments sold                                                                    18,056,633
                                                                                           -----------

Net realized gain (loss)                                                                                           2,596,204

Change in unrealized gain (loss) on investments:
Unrealized gain at December 31, 1997                                                         8,096,664
Unrealized gain at December 31, 1998                                                        13,494,916
                                                                                           -----------

Net change in unrealized gain (loss) for the year                                                                  5,398,252
                                                                                                                 -----------

Net realized gain (loss) and change in unrealized gain (loss)                                                      7,994,456
                                                                                                                 -----------

Net increase in net assets resulting from operations                                                            $ 12,879,025
                                                                                                                ============




                        See Notes to Financial Statements

                              THE TRAVELERS FUND UL
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997






                                                                         1998                 1997
                                                                     ------------         ------------

OPERATIONS:
Net investment income                                                $  4,884,569         $  2,447,570
Net realized gain (loss) from investment transactions                   2,596,204            1,450,336
Net change in unrealized gain (loss) on investments                     5,398,252            4,607,783
                                                                     ------------         ------------

Net increase in net assets resulting from operations                   12,879,025            8,505,689
                                                                     ------------         ------------

UNIT TRANSACTIONS:
Participant premium payments
(applicable to 12,749,964 and 12,005,909 units, respectively)          22,622,231           19,096,022
Participant transfers from other Travelers accounts
(applicable to 8,850,476 and 8,679,346 units, respectively)            16,644,515           13,453,685
Contract surrenders
(applicable to 5,653,725 and 3,304,273 units, respectively)           (10,097,307)          (5,554,224)
Participant transfers to other Travelers accounts
(applicable to 10,422,931 and 9,048,261 units, respectively)          (17,682,682)         (13,733,134)
Other payments to participants
(applicable to 220,614 and 23,301 units, respectively)                   (458,339)             (33,914)
                                                                     ------------         ------------

Net increase in net assets resulting from unit transactions            11,028,418           13,228,435
                                                                     ------------         ------------

Net increase in net assets                                             23,907,443           21,734,124

NET ASSETS:
Beginning of year                                                      64,058,173           42,324,049
                                                                     ------------         ------------

End of year                                                          $ 87,965,616         $ 64,058,173
                                                                     ============         ============



                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund UL for Variable Life Insurance ("Fund UL") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable life insurance contracts issued by The Travelers. Fund UL is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Travelers interest in the net assets of Fund UL was $2,498,370 at December 31, 1998.

Participant premium payments applied to Fund UL are invested in one or more eligible funds in accordance with the selection made by the owner. As of December 31, 1998, the eligible funds available under Fund UL were: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; Money Market Portfolio (formerly Cash Income Trust); U.S. Government Securities Portfolio, Utilities Portfolio, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, Smith Barney Large Cap Value Portfolio (formerly Smith Barney Income and Growth Portfolio), Smith Barney High Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; Total Return Portfolio of Greenwich Street Series Fund (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1 shares), Templeton Stock Fund (Class 1 shares) and Templeton Asset Allocation Fund (Class 1 shares) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc. and Dreyfus Stock Index Fund which are incorporated under Maryland law. Not all funds may be available in all states or to all contract owners.

Effective July 12, 1995, the following funds are no longer available to new contract owners under Fund UL. These funds are: American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Global High-Yield Bond Fund (formerly American Odyssey Short-Term Bond Fund) of American Odyssey Funds, Inc.

Effective December 18, 1998, Zero Coupon Bond Fund Portfolio Series 1998 of The Travelers Series Trust was fully liquidated.

The following is a summary of significant accounting policies consistently followed by Fund UL in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund UL form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL. Fund UL is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $36,173,612 and $20,652,837, respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $74,006,896 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $14,289,993. Gross unrealized depreciation for all investments at December 31, 1998 was $795,077.

3.  CONTRACT CHARGES

Insurance charges and administrative charges up to a maximum of 0.80% and 0.10%, respectively, of the average net assets of Fund UL on an annual basis, are allowed for mortality and expense risks and administrative expenses assumed by The Travelers. For Price I contracts (all InVest Contracts, MarketLife Contracts issued prior to July 12, 1995, and MarketLife Contracts issued on or after July 12, 1995 where state approval for Enhanced MarketLife had not yet been received), the insurance charges were 0.60% and the administrative charges were waived by The Travelers for the year ended December 31, 1998. For Price II contracts (all MarketLife Contracts issued on or after July 12, 1995, where state approval for Enhanced MarketLife has been received), the insurance charges are 0.80% for the first fifteen policy years, and 0.45% thereafter. The administrative charges for these contracts are 0.10% for the first fifteen policy years and 0% thereafter.

The Travelers receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). The Travelers received $307,722 and $131,429 in satisfaction of such contingent surrender charges for the years ended December 31, 1998 and 1997, respectively.


4.  NET CONTRACT OWNERS' EQUITY



                                                                   DECEMBER 31, 1998
                                                     -----------------------------------------

                                                                           UNIT          NET
                                                         UNITS             VALUE        ASSETS
American Odyssey Funds, Inc
American Odyssey Core Equity Fund
Price I ....................................            30,336        $    2.548    $   77,290
American Odyssey Emerging Opportunities Fund
Price I ....................................           191,574             1.324       253,707
American Odyssey Intermediate-Term Bond Fund
Price I ....................................             1,415             1.257         1,779
American Odyssey International Equity Fund
Price I ....................................            79,390             1.608       127,670
American Odyssey Long-Term Bond Fund
Price I ....................................             7,329             1.480        10,850
American Odyssey Global High-Yield Bond Fund
Price I ....................................             2,703             1.155         3,122

Capital Appreciation Fund
Price I ....................................         1,211,338             4.356     5,275,992
Price II ...................................         1,735,755             4.311     7,482,917

Dreyfus Stock Index Fund
Price I ....................................           632,898             2.807     1,776,837
Price II ...................................         1,574,572             2.779     4,375,461

Fidelity's Variable Insurance Products Fund
Equity-Income Portfolio
Price I ....................................         2,281,753             2.198     5,015,439
Price II ...................................         2,185,272             2.176     4,754,349
Growth Portfolio
Price I ....................................         2,716,535             2.550     6,926,107
Price II ...................................         2,275,742             2.524     5,742,957

                                                                          DECEMBER 31, 1998
                                                                ------------------------------------------

                                                                                    UNIT               NET
                                                                 UNITS             VALUE             ASSETS
Fidelity's Variable Insurance Products Fund (continued)
High Income Portfolio
Price I ...............................................         1,023,855        $    1.441    $1,475,430
Price II ..............................................         1,707,651             1.426     2,435,697

Fidelity's Variable Insurance Products Fund II
Asset Manager Portfolio
Price I ...............................................         2,562,465             1.669     4,278,033
Price II ..............................................           747,088             1.652     1,234,519

Greenwich Street Series Fund
Total Return Portfolio
Price I ...............................................            37,785             1.563        59,075
Price II ..............................................           639,347             1.549       990,224

High Yield Bond Trust
Price I ...............................................            80,415             2.664       214,192

Managed Assets Trust
Price I ...............................................           562,180             3.248     1,825,786
Price II ..............................................           249,491             3.215       801,993

Money Market Portfolio
Price I ...............................................           217,444             1.620       352,204
Price II ..............................................         1,651,980             1.603     2,648,472

Templeton Variable Products Series Fund
Templeton Asset Allocation Fund (Class 1 shares)
Price I ...............................................         1,869,744             1.655     3,094,291
Price II ..............................................           817,109             1.638     1,338,449
Templeton Bond Fund (Class 1 shares)
Price I ...............................................           131,822             1.270       167,405
Price II ..............................................           395,071             1.257       496,603
Templeton Stock Fund (Class 1 shares)
Price I ...............................................         2,910,661             1.628     4,737,612
Price II ..............................................         2,208,000             1.611     3,557,220

The Travelers Series Trust
US Government Securities Portfolio
Price I ...............................................           178,511             1.424       254,233
Price II ..............................................         2,019,497             1.410     2,846,761
Utilities Portfolio
Price I ...............................................           104,282             1.995       208,012
Price II ..............................................            63,564             1.974       125,500

                                                                  DECEMBER 31, 1998
                                                     ------------------------------------------

                                                                           UNIT         NET
                                                       UNITS              VALUE        ASSETS
                                                       -----              -----        ------

The Travelers Series Trust (continued)
Zero Coupon Bond Fund Portfolio Series 2000
Price I ...................................          1,002,043        $    1.198    $ 1,200,936
Price II ..................................             38,914             1.187         46,188
Zero Coupon Bond Fund Portfolio Series 2005
Price I ...................................          1,045,823             1.300      1,359,448
Price II ..................................            167,840             1.287        216,072

Travelers Series Fund Inc
AIM Capital Appreciation Portfolio
Price I ...................................            159,618             1.381        220,467
Price II ..................................          1,212,084             1.369      1,659,892
Alliance Growth Portfolio
Price I ...................................            255,880             2.207        564,660
Price II ..................................          1,856,738             2.185      4,056,066
MFS Total Return Portfolio
Price I ...................................            192,769             1.654        318,924
Price II ..................................            934,652             1.638      1,530,928
Smith Barney High Income Portfolio
Price I ...................................             24,613             1.262         31,059
Price II ..................................            606,346             1.251        758,380
Smith Barney Large Cap Value Portfolio
Price I ...................................             49,624             1.747         86,680
Price II ..................................            548,941             1.730        949,728
                                                                                    -----------

Net Contract Owners' Equity ...............                                         $87,965,616
                                                                                    ===========

5. STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                           NO. OF            MARKET
                                                                             SHARES            VALUE
                                                                          -----------        -----------
AMERICAN ODYSSEY FUNDS, INC. (0.5%)
American Odyssey Core Equity Fund (Cost $59,251) .................              3,751        $    77,300
American Odyssey Emerging Opportunities Fund (Cost $279,592) .....             19,384            253,739
American Odyssey Intermediate-Term Bond Fund (Cost $1,683) .......                160              1,780
American Odyssey International Equity Fund (Cost $111,664) .......              7,578            127,687
American Odyssey Long-Term Bond Fund (Cost $10,270) ..............                944             10,851
American Odyssey Global High-Yield Bond Fund (Cost $3,273) .......                315              3,122
                                                                          -----------        -----------
Total (Cost $465,733) ............................................             32,132            474,479
                                                                          -----------        -----------

CAPITAL APPRECIATION FUND (14.6%)
Total (Cost $8,146,283) ..........................................            175,485         12,764,814
                                                                          -----------        -----------

DREYFUS STOCK INDEX FUND (7.0%)
Total (Cost $4,970,776) ..........................................            189,204          6,152,928
                                                                          -----------        -----------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (30.1%)
Equity-Income Portfolio (Cost $8,246,416) ........................            384,371          9,770,712
Growth Portfolio (Cost $9,391,962) ...............................            282,381         12,670,447
High Income Portfolio (Cost $4,135,780) ..........................            339,260          3,911,666
                                                                          -----------        -----------
Total (Cost $21,774,158) .........................................          1,006,012         26,352,825
                                                                          -----------        -----------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (6.3%)
Asset Manager Portfolio
Total (Cost $4,775,665) ..........................................            303,586          5,513,114
                                                                          -----------        -----------

GREENWICH STREET SERIES FUND (1.2%)
Total Return Portfolio
Total (Cost $979,615) ............................................             59,798          1,049,447
                                                                          -----------        -----------

HIGH YIELD BOND TRUST (0.3%)
Total (Cost $202,284) ............................................             21,748            214,220
                                                                          -----------        -----------

MANAGED ASSETS TRUST (3.0%)
Total (Cost $2,168,075) ..........................................            131,393          2,626,536
                                                                          -----------        -----------

MONEY MARKET PORTFOLIO (3.4%)
Total (Cost $2,934,461) ..........................................          2,934,461          2,934,461
                                                                          -----------        -----------

TEMPLETON VARIABLE PRODUCTS SERIES FUND (15.3%)
Templeton Asset Allocation Fund (Class 1 shares) (Cost $3,957,991)            197,370          4,432,920
Templeton Bond Fund (Class 1 shares) (Cost $651,336) .............             59,993            664,127
Templeton Stock Fund (Class 1 shares) (Cost $8,748,932) ..........            393,746          8,296,232
                                                                          -----------        -----------
Total (Cost $13,358,259) .........................................            651,109         13,393,279
                                                                          -----------        -----------

                                                                       NO. OF             MARKET
                                                                       SHARES             VALUE
                                                                     -----------        -----------
THE TRAVELERS SERIES TRUST (6.7%)
U.S. Government Securities Portfolio (Cost $2,907,479)                   241,714        $ 2,852,226
Utilities Portfolio (Cost $278,167)                                       19,416            333,563
Zero Coupon Bond Fund Portfolio Series 2000 (Cost $1,152,876)            114,967          1,179,564
Zero Coupon Bond Fund Portfolio Series 2005 (Cost $1,363,294)            133,404          1,502,127
                                                                     -----------        -----------
Total (Cost $5,701,816)                                                  509,501          5,867,480
                                                                     -----------        -----------

TRAVELERS SERIES FUND INC. (11.6%)
AIM Capital Appreciation Portfolio (Cost $1,587,697)                     129,868          1,880,488
Alliance Growth Portfolio (Cost $3,496,011)                              175,649          4,621,322
MFS Total Return Portfolio (Cost $1,699,380)                             108,634          1,850,044
Smith Barney High Income Portfolio (Cost $826,312)                        62,346            789,305
Smith Barney Large Cap Value Portfolio (Cost $920,371)                    50,325          1,017,070
                                                                     -----------        -----------
Total (Cost $8,529,771)                                                  526,822         10,158,229
                                                                     -----------        -----------

TOTAL INVESTMENT OPTIONS (100%)
(Cost $74,006,896)                                                                      $87,501,812
                                                                                        ===========

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997



                                                     AMERICAN ODYSSEY CORE  AMERICAN ODYSSEY EMERGING  AMERICAN ODYSSEY INTERMEDIATE
                                                          EQUITY FUND          OPPORTUNITIES FUND        -TERM BOND FUND
                                                     ---------------------   ---------------------   ---------------------
                                                       1998        1997       1998         1997        1998        1997
                                                     ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT INCOME:
Dividends .........................................  $   8,470   $   1,487   $      --   $      --   $       8   $      80
                                                     ---------   ---------   ---------   ---------   ---------   ---------

EXPENSES:
Insurance charges .................................        448         387       1,554       1,630           9           7
Administrative charges ............................         --          --          --          --          --          --
                                                     ---------   ---------   ---------   ---------   ---------   ---------
Net investment income (loss) ......................      8,022       1,100      (1,554)     (1,630)         (1)         73
                                                     ---------   ---------   ---------   ---------   ---------   ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ....................      9,623      17,936      57,345      46,981          65         157
Cost of investments sold ..........................      5,694      12,382      64,399      46,233          63         153
                                                     ---------   ---------   ---------   ---------   ---------   ---------

Net realized gain (loss) ..........................      3,929       5,554      (7,054)        748           2           4
                                                     ---------   ---------   ---------   ---------   ---------   ---------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year ..........     19,500       8,895     (12,045)    (32,337)        (22)        (23)
Unrealized gain (loss) end of year ................     18,049      19,500     (25,853)    (12,045)         97         (22)
                                                     ---------   ---------   ---------   ---------   ---------   ---------

Net change in unrealized gain (loss) for the year .     (1,451)     10,605     (13,808)     20,292         119           1
                                                     ---------   ---------   ---------   ---------   ---------   ---------

Net increase (decrease) in net assets
resulting from operations .........................     10,500      17,259     (22,416)     19,410         120          78
                                                     ---------   ---------   ---------   ---------   ---------   ---------




Unit Transactions:
Participant premium payments ......................     10,400      10,015      49,542      59,971         404         570
Participant transfers from other Travelers accounts         61       1,899       4,306       8,296          16          32
Contract surrenders ...............................     (4,443)     (4,755)    (22,358)    (25,273)        (86)        (97)
Participant transfers to other Travelers accounts .     (5,618)    (15,920)    (43,052)    (37,520)        (10)       (157)
Other payments to participants ....................         --          --          --          --          --          --
                                                     ---------   ---------   ---------   ---------   ---------   ---------

Net increase (decrease) in net assets
resulting from unit transactions ..................        400      (8,761)    (11,562)      5,474         324         348
                                                     ---------   ---------   ---------   ---------   ---------   ---------

Net increase (decrease) in net assets .............     10,900       8,498     (33,978)     24,884         444         426




NET ASSETS:
Beginning of year .................................     66,390      57,892       287,685     262,801       1,335         909
                                                     ---------   ---------     ---------   ---------   ---------   ---------

End of year .......................................  $  77,290   $  66,390     $ 253,707   $ 287,685   $   1,779   $   1,335
                                                     =========   =========     =========   =========   =========   =========

AMERICAN ODYSSEY INTERNATIONAL      AMERICAN ODYSSEY LONG-TERM     AMERICAN ODYSSEY GLOBAL HIGH-
        EQUITY FUND                         BOND FUND                    YIELD BOND FUND                CAPITAL APPRECIATION FUND
-----------------------------     -----------------------------     -----------------------------     -----------------------------
   1998               1997            1998             1997             1998             1997             1998             1997
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

$      7,253     $      2,623     $        188     $      4,752     $          1     $        170     $    225,348     $         36
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


         738              661               96              400               20               19           56,699           30,965
          --               --               --               --               --               --            4,562            2,084
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
       6,515            1,962               92            4,352              (19)             151          164,087          (33,013)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------




      28,558           20,677           77,573            4,416               96              470          672,903          839,367
      21,351           16,342           75,868            4,534              102              475          405,494          553,249
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

       7,207            4,335            1,705             (118)              (6)              (5)         267,409          286,118
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


      12,462           14,319            1,244           (2,217)             (31)             (63)         930,111          276,095
      16,023           12,462              581            1,244             (151)             (31)       4,618,531          930,111
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

       3,561           (1,857)            (663)           3,461             (120)              32        3,688,420          654,016
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


      17,283            4,440            1,134            7,695             (145)             178        4,119,916          907,121
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------





      21,538           27,193            1,382           28,271               94              658        1,722,876        1,371,774
       4,669            7,563               --               --               --               --        2,709,937        1,068,760
     (23,931)         (12,213)            (811)          (4,730)            (152)            (533)        (792,310)        (577,590)
      (8,587)         (13,029)         (77,176)              --               --               --         (417,132)        (560,317)
          --               --               --               --               --               --         (160,978)            (651)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


      (6,311)           9,514          (76,605)          23,541              (58)             125        3,062,393        1,301,976
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

      10,972           13,954          (75,471)          31,236             (203)             303        7,182,309        2,209,097





     116,698          102,744           86,321           55,085            3,325            3,022        5,576,600        3,367,503
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

$    127,670     $    116,698     $     10,850     $     86,321     $      3,122     $      3,325     $ 12,758,909     $  5,576,600
============     ============     ============     ============     ============     ============     ============     ============

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                      DREYFUS STOCK INDEX FUND   EQUITY-INCOME PORTFOLIO      GROWTH PORTFOLIO
                                                     ------------------------  -------------------------  -------------------------
                                                       1998          1997         1998          1997          1998         1997
                                                     -----------  -----------  -----------  ------------  ------------  -----------
INVESTMENT INCOME:
Dividends .........................................  $    80,837  $   131,569  $   519,007  $    551,315  $  1,383,745  $   234,290
                                                     -----------  -----------  -----------  ------------  ------------  -----------

EXPENSES:
Insurance charges .................................       37,009       17,644       61,249        45,297        74,825       53,174
Administrative charges ............................        3,583        1,557        4,053         2,746         4,553        3,145
                                                     -----------  -----------  -----------  ------------  ------------  -----------
Net investment income (loss) ......................       40,245      112,368      453,705       503,272     1,304,367      177,971
                                                     -----------  -----------  -----------  ------------  ------------  -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ....................    1,348,144      480,285    1,027,285     1,066,364     2,882,351      775,032
Cost of investments sold ..........................      890,692      385,669      773,339       796,012     2,088,775      510,153
                                                     -----------  -----------  -----------  ------------  ------------  -----------

Net realized gain (loss) ..........................      457,452       94,616      253,946       270,352       793,576      264,879
                                                     -----------  -----------  -----------  ------------  ------------  -----------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year ..........      523,266      103,469    1,324,425       555,918     1,692,557      642,147
Unrealized gain (loss) end of year ................    1,182,152      523,266    1,524,296     1,324,425     3,278,485    1,692,557
                                                     -----------  -----------  -----------  ------------  ------------  -----------

Net change in unrealized gain (loss) for the year .      658,886      419,797      199,871       768,507     1,585,928    1,050,410
                                                     -----------  -----------  -----------  ------------  ------------  -----------

Net increase (decrease) in net assets
resulting from operations .........................    1,156,583      626,781      907,522     1,542,131     3,683,871    1,493,260
                                                     -----------  -----------  -----------  ------------  ------------  -----------


Unit Transactions:
Participant premium payments ......................    1,357,520      815,909    1,821,387     1,553,084     2,688,152    2,092,960
Participant transfers from other Travelers accounts    2,205,447      947,641      782,438     1,216,927       577,474    1,286,782
Contract surrenders ...............................     (758,259)    (282,791)  (1,111,405)     (715,570)   (1,397,298)    (898,220)
Participant transfers to other Travelers accounts .   (1,144,166)    (335,492)    (466,177)     (767,826)   (2,484,960)    (494,401)
Other payments to participants ....................           --           --     (125,412)       (8,322)      (59,946)      (5,729)
                                                     -----------  -----------  -----------  ------------  ------------  -----------

Net increase (decrease) in net assets
resulting from unit transactions ..................    1,660,542    1,145,267      900,831     1,278,293      (676,578)   1,981,392
                                                     -----------  -----------  -----------  ------------  ------------  -----------

Net increase (decrease) in net assets .............    2,817,125    1,772,048    1,808,353     2,820,424     3,007,293    3,474,652


NET ASSETS:
Beginning of year .................................    3,335,173    1,563,125    7,961,435     5,141,011     9,661,771    6,187,119
                                                     -----------  -----------  -----------  ------------  ------------  -----------

End of year .......................................  $ 6,152,298  $ 3,335,173  $ 9,769,788  $  7,961,435  $ 12,669,064  $ 9,661,771
                                                     ===========  ===========  ===========  ============  ============  ===========

    HIGH INCOME PORTFOLIO           ASSET MANAGER PORTFOLIO           TOTAL RETURN PORTFOLIO                HIGH YIELD BOND TRUST
----------------------------      ----------------------------      ----------------------------      ----------------------------
   1998              1997            1998             1997             1998             1997              1998             1997
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

$   403,352      $   195,704      $   555,132      $   414,291      $    46,880      $    30,928      $    15,178      $       151
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


     27,571           20,332           31,590           24,513            7,284            4,608            1,309            1,465
      2,305            1,556              953              501              863              544               --               --
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
    373,476          173,816          522,589          389,277           38,733           25,776           13,869           (1,314)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------




  2,208,102          906,455          673,448          332,402           84,997           40,508          118,763          234,846
  2,203,983          892,824          558,510          276,655           67,822           33,582          106,699          225,775
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

      4,119           13,631          114,938           55,747           17,175            6,926           12,064            9,071
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


    370,469          109,472          714,532          454,097           87,967           32,702           25,465           (2,411)
   (224,114)         370,469          737,449          714,532           69,832           87,967           11,936           25,465
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

   (594,583)         260,997           22,917          260,435          (18,135)          55,265          (13,529)          27,876
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


   (216,988)         448,444          660,444          705,459           37,773           87,967           12,404           35,633
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------





    856,339          686,634          867,895          792,294          181,561          141,056           26,399           34,411
  2,321,318          933,013          394,346          128,939          176,508          212,209           57,870           93,271
   (391,089)        (260,544)        (372,107)        (414,673)        (106,689)         (40,498)         (47,347)        (143,838)
 (2,081,017)        (718,621)        (423,123)        (153,222)         (17,224)         (10,203)         (77,740)         (98,507)
         --           (5,003)            (841)             (69)              --               --               --               --
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------


    705,551          635,479          466,170          353,269          234,156          302,564          (40,818)        (114,663)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

    488,563        1,083,923        1,126,614        1,058,728          271,929          390,531          (28,414)         (79,030)





  3,422,564        2,338,641        4,385,938        3,327,210          777,370          386,839          242,606          321,636
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

$ 3,911,127      $ 3,422,564      $ 5,512,552      $ 4,385,938      $ 1,049,299      $   777,370      $   214,192      $   242,606
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                                                          TEMPLETON ASSET ALLOCATION
                                                         MANAGED ASSETS TRUST     MONEY MARKET PORTFOLIO     FUND (CLASS 1 SHARES)
                                                     -------------------------   ------------------------  ------------------------
                                                        1998           1997          1998         1997         1998          1997
                                                     -----------   -----------   -----------  -----------  -----------  -----------
INVESTMENT INCOME:
Dividends .........................................  $   149,710   $    56,368   $   154,385  $   148,941  $   240,092  $   257,405
                                                     -----------   -----------   -----------  -----------  -----------  -----------

Expenses:
Insurance charges .................................       14,505        11,874        24,039       23,201       28,173       23,292
Administrative charges ............................          527           339         2,618        2,570        1,263          868
                                                     -----------   -----------   -----------  -----------  -----------  -----------
Net investment income (loss) ......................      134,678        44,155       127,728      123,170      210,656      233,245
                                                     -----------   -----------   -----------  -----------  -----------  -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
Gain (Loss) on Investments:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ....................      532,152       374,254     6,111,697    7,080,626      460,332      299,373
Cost of investments sold ..........................      429,702       292,317     6,111,697    7,080,626      337,833      211,031
                                                     -----------   -----------   -----------  -----------  -----------  -----------

Net realized gain (loss) ..........................      102,450        81,937            --           --      122,499       88,342
                                                     -----------   -----------   -----------  -----------  -----------  -----------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year ..........      264,796        49,154            --           --      587,676      469,194
Unrealized gain (loss) end of year ................      458,461       264,796            --           --      474,929      587,676
                                                     -----------   -----------   -----------  -----------  -----------  -----------

Net change in unrealized gain (loss) for the year .      193,665       215,642            --           --     (112,747)     118,482
                                                     -----------   -----------   -----------  -----------  -----------  -----------

Net increase (decrease) in net assets
resulting from operations .........................      430,793       341,734       127,728      123,170      220,408      440,069
                                                     -----------   -----------   -----------  -----------  -----------  -----------




Unit Transactions:
Participant premium payments ......................      491,683       427,367     6,741,925    6,413,938      727,391      735,199
Participant transfers from other Travelers accounts      330,398       132,340     1,519,284    3,079,011      244,926      400,002
Contract surrenders ...............................     (510,867)     (269,781)   (1,028,727)    (365,525     (430,422)    (356,661)
Participant transfers to other Travelers accounts .     (140,305)     (253,757)   (7,713,789)  (8,668,083     (308,864)    (100,309)
Other payments to participants ....................           --            --            --           --         (869)          --
                                                     -----------   -----------   -----------  -----------  -----------  -----------

Net increase (decrease) in net assets
resulting from unit transactions ..................      170,909        36,169      (481,307)     459,341      232,162      678,231
                                                     -----------   -----------   -----------  -----------  -----------  -----------

Net increase (decrease) in net assets .............      601,702       377,903      (353,579)     582,511      452,570    1,118,300




NET ASSETS:
Beginning of year .................................    2,026,077     1,648,174     3,354,255    2,771,744    3,980,170    2,861,870
                                                     -----------   -----------   -----------  -----------  -----------  -----------

End of year .......................................  $ 2,627,779   $ 2,026,077   $ 3,000,676  $ 3,354,255  $ 4,432,740  $ 3,980,170
                                                     ===========   ===========   ===========  ===========  ===========  ===========

      TEMPLETON BOND FUND          TEMPLETON STOCK FUND           U.S. GOVERNMENT SECURITIES
        (CLASS 1 SHARES)             (CLASS 1 SHARES)                   PORTFOLIO                  UTILITIES PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
   1998             1997            1998           1997            1998            1997            1998            1997
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

$    32,614     $    22,190     $   813,730     $   513,518     $   250,408     $    71,639     $    12,250     $       234
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

      4,333           2,586          59,343          42,347          14,906           7,196           1,659             947
        421             201           3,758           2,080           1,708             781              87              44
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
     27,860          19,403         750,629         469,091         233,794          63,662          10,504            (757)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------



     83,313          43,392       1,561,814         795,451         311,524         579,692          34,296          33,131
     81,836          43,183       1,456,190         588,414         281,520         605,967          27,593          31,964
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

      1,477             209         105,624         207,037          30,004         (26,275)          6,703           1,167
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      6,720          18,576         539,409         696,253          46,013         (33,195)         30,111          (3,421)
     12,791           6,720        (452,700)        539,409         (55,253)         46,013          55,396          30,111
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

      6,071         (11,856)       (992,109)       (156,844)       (101,266)         79,208          25,285          33,532
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     35,408           7,756        (135,856)        519,284         162,532         116,595          42,492          33,942
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------




    165,218         121,519       2,075,969       1,839,867         488,039         555,591          59,758          47,754
     79,798         123,156       1,558,785       1,088,920       1,294,349         723,123          98,449           1,654
    (66,688)        (41,897)       (722,676)       (668,841)       (145,232)        (92,796)        (31,913)        (28,432)
    (38,486)         (8,468)     (1,548,621)       (563,883)       (224,377)       (503,445)        (13,516)        (10,100)
         --          (4,899)        (55,834)             --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    139,842         189,411       1,307,623       1,696,063       1,412,779         682,473         112,778          10,876
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    175,250         197,167       1,171,767       2,215,347       1,575,311         799,068         155,270          44,818




    488,758         291,591       7,123,065       4,907,718       1,525,683         726,615         178,242         133,424
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

$   664,008     $   488,758     $ 8,294,832     $ 7,123,065     $ 3,100,994     $ 1,525,683     $   333,512     $   178,242
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                       ZERO COUPON BOND FUND      ZERO COUPON BOND FUND      ZERO COUPON BOND FUND
                                                       PORTFOLIO SERIES 1998      PORTFOLIO SERIES 2000      PORTFOLIO SERIES 2005
                                                     ------------------------    ------------------------  ------------------------
                                                         1998        1997           1998        1997          1998         1997
                                                     -----------  -----------    -----------  -----------  -----------  -----------
INVESTMENT INCOME:
Dividends .........................................  $    63,083  $    60,738    $    68,351  $    63,813  $    74,703  $    71,682
                                                     -----------  -----------    -----------  -----------  -----------  -----------

Expenses:
Insurance charges .................................        6,692        6,579          7,338        6,564        8,639        7,294
Administrative charges ............................           10           10             44           13          142           63
                                                     -----------  -----------    -----------  -----------  -----------  -----------
Net investment income (loss) ......................       56,381       54,149         60,969       57,236       65,922       64,325
                                                     -----------  -----------    -----------  -----------  -----------  -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ....................    1,186,548       22,224         34,245       13,930       95,551       67,978
Cost of investments sold ..........................    1,186,192       21,753         33,205       13,566       88,033       67,394
                                                     -----------  -----------    -----------  -----------  -----------  -----------

Net realized gain (loss) ..........................          356          471          1,040          364        7,518          584
                                                     -----------  -----------    -----------  -----------  -----------  -----------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year ..........        2,394       (1,641)         7,987       (4,359)      60,360       (2,241)
Unrealized gain (loss) end of year ................           --        2,394         26,688        7,987      138,833       60,360
                                                     -----------  -----------    -----------  -----------  -----------  -----------

Net change in unrealized gain (loss) for the year .       (2,394)       4,035         18,701       12,346       78,473       62,601
                                                     -----------  -----------    -----------  -----------  -----------  -----------

Net increase (decrease) in net assets
resulting from operations .........................       54,343       58,655         80,710       69,946      151,913      127,510
                                                     -----------  -----------    -----------  -----------  -----------  -----------




UNIT TRANSACTIONS:
Participant premium payments ......................          342          634          4,538        1,592       63,688       43,451
Participant transfers from other Travelers accounts           --        8,679         26,367       36,989      114,346       37,071
Contract surrenders ...............................   (1,170,656)        (454)        (5,944)        (877)     (10,152)      (3,931)
Participant transfers to other Travelers accounts .       (9,182)     (15,356)       (21,675)         (16)     (80,311)     (57,627)
Other payments to participants ....................           --           --             --           --           --           --
                                                     -----------  -----------    -----------  -----------  -----------  -----------

Net increase (decrease) in net assets
resulting from unit transactions ..................   (1,179,496)      (6,497)         3,286       37,688       87,571       18,964
                                                     -----------  -----------    -----------  -----------  -----------  -----------

Net increase (decrease) in net assets .............   (1,125,153)      52,158         83,996      107,634      239,484      146,474




NET ASSETS:
Beginning of year .................................    1,125,153    1,072,995      1,163,128    1,055,494    1,336,036    1,189,562
                                                     -----------  -----------    -----------  -----------  -----------  -----------

End of year .......................................  $        --  $ 1,125,153    $ 1,247,124  $ 1,163,128  $ 1,575,520  $ 1,336,036
                                                     ===========  ===========    ===========  ===========  ===========  ===========

 AIM CAPITAL APPRECIATION                                                                          SMITH BARNEY HIGH INCOME
        PORTFOLIO                 ALLIANCE GROWTH PORTFOLIO       MFS TOTAL RETURN PORTFOLIO              PORTFOLIO
------------------------------  -------------------------------  ------------------------------   ------------------------------
    1998           1997             1998            1997            1998           1997             1998            1997
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

$     1,994     $        --     $   208,151     $        --     $    59,754     $        --     $    47,805     $        --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     11,508           7,136          26,480          13,955          10,341           4,442           5,337           1,982
      1,313             807           2,973           1,519           1,097             432             646             222
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
    (10,827)         (7,943)        178,698         (15,474)         48,316          (4,874)         41,822          (2,204)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------




    262,115          53,629         420,518         137,767         199,816          54,024          52,415         460,379
    203,919          48,176         269,565         106,425         151,321          42,230          49,894         436,696
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

     58,196           5,453         150,953          31,342          48,495          11,794           2,521          23,683
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     93,128          17,258         554,376          97,212         115,974          18,241          17,011           3,819
    292,791          93,128       1,125,311         554,376         150,664         115,974         (37,007)         17,011
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    199,663          75,870         570,935         457,164          34,690          97,733         (54,018)         13,192
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    247,032          73,380         900,586         473,032         131,501         104,653          (9,675)         34,671
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------





    510,445         311,127         795,707         431,226         422,994         143,523         271,273         260,419
    216,820         370,189       1,026,827         619,763         597,781         269,013          93,719         335,032
   (179,247)        (82,325)       (471,438)       (152,219)       (134,335)        (35,983)        (37,279)        (17,233)
    (99,943)        (13,899)       (145,042)        (43,871)        (28,238)         (6,460)        (14,923)       (281,223)
    (54,459)             --              --          (1,525)             --          (6,400)             --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    393,616         585,092       1,206,054         853,374         858,202         363,693         312,790         296,995
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    640,648         658,472       2,106,640       1,326,406         989,703         468,346         303,115         331,666





  1,239,711         581,239       2,514,086       1,187,680         860,149         391,803         486,324         154,658
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

$ 1,880,359     $ 1,239,711     $ 4,620,726     $ 2,514,086     $ 1,849,852     $   860,149     $   789,439     $   486,324
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

6. SCHEDULE OF FUND UL OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                                       SMITH BARNEY LARGE CAP VALUE
                                                                PORTFOLIO                         COMBINED
                                                       -----------------------------     -----------------------------
                                                          1998             1997             1998              1997
                                                       ------------     ------------     ------------     ------------
INVESTMENT INCOME:
Dividends .........................................    $     30,988     $         --     $  5,453,417     $  2,833,924
                                                       ------------     ------------     ------------     ------------

EXPENSES:
Insurance charges .................................           6,869            3,376          530,563          363,873
Administrative charges ............................             806              399           38,285           22,481
                                                       ------------     ------------     ------------     ------------
Net investment income (loss) ......................          23,313           (3,775)       4,884,569        2,447,570
                                                       ------------     ------------     ------------     ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
Proceeds from investments sold ....................         117,248           58,318       20,652,837       14,840,064
Cost of investments sold ..........................          85,342           45,948       18,056,633       13,389,728
                                                       ------------     ------------     ------------     ------------

Net realized gain (loss) ..........................          31,906           12,370        2,596,204        1,450,336
                                                       ------------     ------------     ------------     ------------

Change in unrealized gain (loss) on investments:
Unrealized gain (loss) beginning of year ..........          80,809            3,968        8,096,664        3,488,881
Unrealized gain (loss) end of year ................          96,699           80,809       13,494,916        8,096,664
                                                       ------------     ------------     ------------     ------------

Net change in unrealized gain (loss) for the year .          15,890           76,841        5,398,252        4,607,783
                                                       ------------     ------------     ------------     ------------

Net increase (decrease) in net assets
resulting from operations .........................          71,109           85,436       12,879,025        8,505,689
                                                       ------------     ------------     ------------     ------------



UNIT TRANSACTIONS:
Participant premium payments ......................         197,772          148,015       22,622,231       19,096,022
Participant transfers from other Travelers accounts         208,276          323,411       16,644,515       13,453,685
Contract surrenders ...............................        (123,446)         (55,944)     (10,097,307)      (5,554,224)
Participant transfers to other Travelers accounts .         (49,428)          (1,422)     (17,682,682)     (13,733,134)
Other payments to participants ....................              --           (1,316)        (458,339)         (33,914)
                                                       ------------     ------------     ------------     ------------

Net increase (decrease) in net assets
resulting from unit transactions ..................         233,174          412,744       11,028,418       13,228,435
                                                       ------------     ------------     ------------     ------------

Net increase (decrease) in net assets .............         304,283          498,180       23,907,443       21,734,124


NET ASSETS:
Beginning of year .................................         732,125          233,945       64,058,173       42,324,049
                                                       ------------     ------------     ------------     ------------

End of year .......................................    $  1,036,408     $    732,125     $ 87,965,616     $ 64,058,173
                                                       ============     ============     ============     ============

\                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.  SCHEDULE OF UNITS FOR FUND UL
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997




                                          AMERICAN ODYSSEY CORE         AMERICAN ODYSSEY EMERGING      AMERICAN ODYSSEY INTERMEDIATE
                                              EQUITY FUND                  OPPORTUNITIES FUND                 -TERM BOND FUND
                                         -----------------------         -----------------------          ----------------------
                                          1998            1997            1998            1997             1998            1997
                                         -------         -------         -------         -------          ------          ------

Units beginning of year ............      29,927          34,187         197,206         191,470           1,145             833
Units purchased and transferred from
other Travelers accounts ...........       4,410           6,394          40,292          48,792             349             536
Units redeemed and transferred to
other Travelers accounts ...........      (4,001)        (10,654)        (45,924)        (43,056)            (79)           (224)
                                         -------         -------         -------         -------          ------          ------
Units end of year ..................      30,336          29,927         191,574         197,206           1,415           1,145
                                         =======         =======         =======         =======          ======          ======



                                              AMERICAN ODYSSEY        AMERICAN ODYSSEY LONG-TERM       AMERICAN ODYSSEY GLOBAL HIGH-
                                          INTERNATIONAL EQUITY FUND             BOND FUND                  YIELD BOND FUND
                                           ----------------------        ----------------------         ---------------------
                                            1998            1997           1998          1997            1998           1997
                                           -------        -------        -------        -------         ------         ------

Units beginning of year ............        82,883         76,225         63,209         44,927          2,753          2,640
Units purchased and transferred from
other Travelers accounts ...........        17,163         24,766            976         21,997             78            574
Units redeemed and transferred to
other Travelers accounts ...........       (20,656)       (18,108)       (56,856)        (3,715)          (128)          (461)
                                           -------        -------        -------        -------         ------         ------
Units end of year ..................        79,390         82,883          7,329         63,209          2,703          2,753
                                           =======        =======        =======        =======         ======         ======



                                          CAPITAL APPRECIATION FUND       DREYFUS STOCK INDEX FUND         EQUITY-INCOME PORTFOLIO
                                          -------------------------       -------------------------       -------------------------
                                             1998           1997            1998             1997            1998           1997
                                          ---------       ---------       ---------       ---------       ---------       ---------
Units beginning of year ............      2,064,967       1,560,408       1,521,389         940,291       4,031,218       3,309,909
Units purchased and transferred from
other Travelers accounts ...........      1,302,276         984,555       1,449,234         918,949       1,251,314       1,560,873
Units redeemed and transferred to
other Travelers accounts ...........       (420,150)       (479,996)       (763,153)       (337,851)       (815,507)       (839,564)
                                          ---------       ---------       ---------       ---------       ---------       ---------
Units end of year ..................      2,947,093       2,064,967       2,207,470       1,521,389       4,467,025       4,031,218
                                          =========       =========       =========       =========       =========       =========




                                             GROWTH PORTFOLIO              HIGH INCOME PORTFOLIO           ASSET MANAGER PORTFOLIO
                                          -------------------------       -------------------------       -------------------------
                                            1998            1997             1998            1997           1998             1997
                                          ---------       ---------       ---------       ---------       ---------       ---------

Units beginning of year ............      5,270,282       4,136,339       2,267,970       1,809,239       3,007,464       2,734,435
Units purchased and transferred from
other Travelers accounts ...........      1,562,195       1,992,945       2,120,094       1,201,242         820,299         695,350
Units redeemed and transferred to
other Travelers accounts ...........     (1,840,200)       (859,002)     (1,656,558)       (742,511)       (518,210)       (422,321)
                                          ---------       ---------       ---------       ---------       ---------       ---------
Units end of year ..................      4,992,277       5,270,282       2,731,506       2,267,970       3,309,553       3,007,464
                                          =========       =========       =========       =========       =========       =========

7.  SCHEDULE OF UNITS FOR FUND UL
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                          TOTAL RETURN PORTFOLIO      HIGH YIELD BOND TRUST       MANAGED ASSETS TRUST
                                         ----------------------      ----------------------      ----------------------
                                           1998          1997          1998          1997          1998         1997
                                         --------      --------      --------      --------      --------      --------

Units beginning of year ............      521,673       300,659        96,477       148,199       754,052       739,368
Units purchased and transferred from
other Travelers accounts ...........      236,730       257,477        32,454        55,716       280,545       227,450
Units redeemed and transferred to
other Travelers accounts ...........      (81,271)      (36,463)      (48,516)     (107,438)     (222,926)     (212,766)
                                         --------      --------      --------      --------      --------      --------
Units end of year ..................      677,132       521,673        80,415        96,477       811,671       754,052
                                         ========      ========      ========      ========      ========      ========




                                                                        TEMPLETON ASSET ALLOCATION FUND     TEMPLETON BOND FUND
                                           MONEY MARKET PORTFOLIO           (CLASS 1 SHARES)                 (CLASS 1 SHARES)
                                         --------------------------      --------------------------      --------------------------
                                           1998            1997             1998           1997            1998             1997
                                         ----------      ----------      ----------      ----------      ----------      ----------

Units beginning of year ............      2,176,965       1,872,345       2,549,205       2,102,272         411,910         249,756
Units purchased and transferred from
other Travelers accounts ...........      5,259,108       6,298,315         599,350         744,438         201,540         209,477
Units redeemed and transferred to
other Travelers accounts ...........     (5,566,649)     (5,993,695)       (461,702)       (297,505)        (86,557)        (47,323)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units end of year ..................      1,869,424       2,176,965       2,686,853       2,549,205         526,893         411,910
                                         ==========      ==========      ==========      ==========      ==========      ==========


                                          TEMPLETON STOCK FUND         U.S. GOVERNMENT SECURITIES
                                            (CLASS 1 SHARES)                     PORTFOLIO                     (UTILITIES PORTFOLIO)
                                         --------------------------      --------------------------      --------------------------
                                           1998             1997            1998            1997            1998            1997
                                         ----------      ----------      ----------      ----------      ----------      ----------

Units beginning of year ............      4,415,842       3,378,671       1,181,099         627,860         105,266          98,022
Units purchased and transferred from
other Travelers accounts ...........      2,139,769       1,804,001       1,290,041       1,069,761          88,338          34,377
Units redeemed and transferred to
other Travelers accounts ...........     (1,436,950)       (766,830)       (273,132)       (516,522)        (25,758)        (27,133)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units end of year ..................      5,118,661       4,415,842       2,198,008       1,181,099         167,846         105,266
                                         ==========      ==========      ==========      ==========      ==========      ==========



                                          ZERO COUPON BOND FUND        ZERO COUPON BOND FUND PORTFOLIO      ZERO COUPON BOND FUND
                                          PORTFOLIO SERIES 1998                SERIES 2000                  PORTFOLIO SERIES 2005
                                         --------------------------      --------------------------      --------------------------
                                            1998           1997            1998            1997            1998             1997
                                         ----------      ----------      ----------      ----------      ----------      ----------

Units beginning of year ............      1,008,353       1,014,502       1,038,056       1,003,545       1,147,679       1,133,350
Units purchased and transferred from
other Travelers accounts ...........            306           8,600          27,282          35,337         141,687          72,486
Units redeemed and transferred to
other Travelers accounts ...........     (1,008,659)        (14,749)        (24,381)           (826)        (75,703)        (58,157)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units end of year ..................             --       1,008,353       1,040,957       1,038,056       1,213,663       1,147,679
                                         ==========      ==========      ==========      ==========      ==========      ==========

7.  SCHEDULE OF UNITS FOR FUND UL
    FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)



                                         AIM CAPITAL APPRECIATION
                                                 PORTFOLIO               ALLIANCE GROWTH PORTFOLIO       MFS TOTAL RETURN PORTFOLIO
                                         --------------------------      --------------------------      --------------------------
                                           1998            1997            1998             1997            1998            1997
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units beginning of year ............      1,053,016         548,936       1,469,867         888,431         580,164         317,532
Units purchased and transferred from
other Travelers accounts ...........        587,375         587,725         969,293         712,024         651,137         298,199
Units redeemed and transferred to
other Travelers accounts ...........       (268,689)        (83,645)       (326,542)       (130,588)       (103,880)        (35,567)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units end of year ..................      1,371,702       1,053,016       2,112,618       1,469,867       1,127,421         580,164
                                         ==========      ==========      ==========      ==========      ==========      ==========


                                         SMITH BARNEY HIGH INCOME     SMITH BARNEY LARGE CAP VALUE
                                                 PORTFOLIO                   PORTFOLIO                            COMBINED
                                        ---------------------------     ---------------------------     ---------------------------
                                            1998           1997            1998            1997            1998             1997
                                        -----------     -----------     -----------     -----------     -----------     -----------

Units beginning of year ............        386,886         138,855         460,366         184,663      37,897,289      29,587,869
Units purchased and transferred from
other Travelers accounts ...........        285,317         498,526         241,488         314,373      21,600,440      20,685,255
Units redeemed and transferred to
other Travelers accounts ...........        (41,244)       (250,495)       (103,289)        (38,670)    (16,297,270)    (12,375,835)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units end of year ..................        630,959         386,886         598,565         460,366      43,200,459      37,897,289
                                        ===========     ===========     ===========     ===========     ===========     ===========

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Life Insurance Contracts of The Travelers Fund UL for Variable Life Insurance:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL for Variable Life Insurance as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund UL for Variable Life Insurance as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut








This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund UL for Variable Life Insurance or Fund UL's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund UL product(s) for Variable Life Insurance offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.